Investments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Credit-related net investment impairment losses	$ 0.5	$ 0.0	$ 0.0
Other that temporary impairment credit losses recognized in earnings	10.2
Other than temporary impairment, credit losses recognized in earnings, credit losses on debt securities held	8.6
Carrying value of securities pledged	$ 337.0	$ 291.0
Non-governmental threshold of shareholders equity	10.00%
Maximum
Schedule of Investments [Line Items]
Regional community bank stocks, percent of average trading volumes	0.30%
Equity Securities
Schedule of Investments [Line Items]
Other that temporary impairment credit losses recognized in earnings	$ 1.6
First National Corporation (FXNC) [Domain] | Maximum
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	4.00%
Eagle Financial Services, Inc. (EFSI) [Domain] | Maximum
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	1.50%